Variable Interest Entities (“VIEs”) (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
	Dec. 06, 2021	Jun. 14, 2018	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Foreign-invested enterprise equity interests			50.00%
Investment percentage			100.00%
Reduced percentage			49.00%
Equity interests			51.00%
Capital contributions	¥ 4,080
Loan agreement	10 years
Power of attorney	10 years
Mutual agreement			1 year
Subscription price, description		The 521 Plan is designed to incentivize the Group’s employees and independent sales agents (collectively the “Participants”). The 521 Plan provides Participants an opportunity to benefit from appreciation of the Company’s ordinary shares by purchasing the Company’s ordinary shares at a stated subscription price in exchange for employee and non-employee services, if service and performance conditions are achieved. 10% of the subscription price is paid by the Participant on or around the grant date, while the remaining 90% of the subscription prices is financed through interest-bearing loans from the Group.
Description of variable interest		the 521 Plan, the Group set up three companies which are Fanhua Employees Holdings Limited, Step Tall Limited and Treasure Chariot Limited (collectively the “521 Plan Employee Companies”) to hold the Group’s ordinary shares on behalf of the Participants of the 521 Plan. Each of the 521 Plan Employee Companies is a legal entity formed in the British Virgin Islands with a sole shareholder appointed by the Group. Each shareholder is either an employee, or a founder who is also a shareholder and director of the Group.The following is a summary of the contractual agreements that the Group entered into relating to the 521 Plan: The nature and structure of the 521 Plan Employee Companies is that they are investment vehicle companies holding the Company’s shares on behalf of the Participants for the purpose of the 521 Plan. Loan agreements and entrusted share purchase agreements were signed among the Group’s wholly-owned subsidiary CISG Holdings Ltd., the 521 Plan Employee Companies and each of the Participants.	Participants agreed to pay 10% of the subscription price and executed a loan agreement with the Group for a loan representing 90% of the subscription price of the ordinary shares under the 521 Plan. Participants executed an entrusted share purchase agreement with one of the 521 Employee Companies whereby the 521 Plan Employee Company will legally hold the ordinary shares on behalf of the Participants. As of December 31, 2018 and 2019, the loan agreements provide a total of US$184,815 and US$344,988, respectively, in loans to the VIEs and Participants of the 521 Plan with the sole purpose of providing funds necessary for the purchase of the Group’s ordinary shares under the 521 Plan.
Ordinary shares, returned				280,000,000
Financing activities				¥ 266,901
Aggregate revenues			aggregate revenues derived from these VIEs contributed 0.5% of the total consolidated net revenues, based on the corporate structure as of the end of 2021. As of December 31, 2021, the VIEs accounted for an aggregate of 2.2% of the consolidated total assets.